Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Related party disclosures
Schedule of transactions with related parties

		Interest	Sales to related	Purchases from
in EUR		Expense	parties	related parties

Integrated Micro-Electronics, Inc. (IMI)	2022	—	28,361	7,296,340
	2021	—	322,422	1,935,373
	2020	35,519	41,756	1,651,438

Kloepfel Corporate Finance GmbH (Kloepfel)	2022	—	—	7,142
	2021	—	—	432,599
	2020	—	—	1,238,452

C-CON GmbH	2022	—	—	2,236,316
	2021	—	—	2,217,685
	2020	—	—	685,535

MT Technologies GmbH	2022	—	—	9,659
	2021	—	—	29,155
	2020	—	—	—

Executive management (Jürgen Eichner)*	2022	—	—	5,640
	2021	—	—	5,640
	2020	—	—	5,640

* Jürgen Eichner´s contract as a member of the management board was terminated by the supervisory board with cause

Schedule of outstanding balances with related parties

			Amounts owed	Amounts owed
		Loans from	by related	to related
in EUR		related parties	parties	related parties
Entity with significant influence over the Group:
Integrated Micro-Electronics, Inc. (IMI)	2022	—	—	3,329,248
	2021	—	209,021	174,616

Others:
C-CON GmbH	2022	—	—	611,990
	2021	—	—	290,791

Executive management (Jürgen Eichner)*	2022	—	46,878	—
	2021	—	44,146	—

* Jürgen Eichner´s contract as a member of the management board was terminated by the supervisory board with cause

Schedule of information related to key personnel

in EUR	2022	2021	2020
Management Board:	648,000	764,000	786,000
Short-term employee benefits	636,000	756,000	782,000
Post-employment benefits	12,000	8,000	4,000

Supervisory Board Compensation	284,300	110,000	150,000
Short-term employee benefits	284,300	110,000	150,000

Close family member:	52,363	55,551	54,354
Short-term employee benefits	44,503	47,586	46,389
Post-employment benefits	7,860	7,965	7,965